Note 7 - Bank Premises, Furniture, Fixtures and Equipment - Lease Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating lease cost	$ 163	$ 144
Lease, Cost, Total	$ 163	$ 144